CONSOLIDATED BALANCE SHEETS (PARENTHETICAL) $ in Thousands	Dec. 31, 2019 USD ($) shares	Dec. 31, 2019 ₪ / shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2018 ₪ / shares
Statement of Financial Position [Abstract]
Trade receivables, allowance for doubtful accounts | $	$ 2,119		$ 2,751
Ordinary shares, par value per share | ₪ / shares		₪ 1		₪ 1
Ordinary shares, shares authorized	39,748,000		39,748,000
Ordinary shares, shares issued	23,153,985		23,049,639
Ordinary shares, shares outstanding	23,153,985		23,049,639